CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash Reconciliation - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of the balances of cash and cash equivalents at 31 December
Bank and cash balances	¥ 39,289	¥ 44,384	¥ 154,490
Less: Assets held-for-sale
Cash and cash equivalents	¥ 39,289	¥ 44,384	¥ 154,490